Share-based awards- RSUs (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2018 $ / shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 CNY (¥) shares
Weighted-average grant-date fair value
Share-based compensation expense | ¥		¥ 20,075	¥ 15,995	¥ 16,082
RSUs
Summary of changes in the RSUs
Awarded and unvested at beginning of year		69,595,719
Granted		29,544,661
Vested		(26,025,540)
Cancelled/forfeited		(4,689,982)
Awarded and unvested at end of year		68,424,858	69,595,719
Expected to vest					56,965,205
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares	$ 69.18
Granted | $ / shares	142.05
Vested | $ / shares	63.62
Cancelled/forfeited | $ / shares	95.89
Awarded and unvested at end of year | $ / shares	100.93
Expected to vest | $ / shares	$ 99.94
Unamortized compensation costs | ¥					¥ 18,207
Weighted average period over which unamortized compensation costs expected be recognized		2 years
Share-based compensation expense | ¥		¥ 16,165	¥ 12,322	¥ 9,915
RSUs | Non-employees
Summary of changes in the RSUs
Awarded and unvested at beginning of year		4,594,874
Awarded and unvested at end of year		1,983,785	4,594,874